Current Taxes and Deferred Taxes - Summary of Effect for Deferred Taxes Presented Assets and Liabilities (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of deferred income taxes [line items]
Allowances for loan losses	$ 162,874	$ 124,408
Accrued interest on past due portfolio	8,214	7,377
Unearned price differences	324	288
Personnel provisions	20,618	18,065
Miscellaneous provisions	41,576	51,033
Tax losses	55,598	62,685
Net tax value of amortizable assets	16,051	14,739
Depreciation of property, plant and equipment	(47,423)	(42,581)
Lease division and others	18,925	19,261
Mark to market of financial instruments	(15,846)	(26,683)
Itaú-Corpbanca business combination	(57,996)	(61,521)
Others	4,076	11,144
IFRS 16 leases effect	1,403
Totals assets (liabilities) for deferred taxes	208,394	178,215
Deferred Income Tax Assets [member]
Disclosure of deferred income taxes [line items]
Allowances for loan losses	162,874	124,408
Accrued interest on past due portfolio	8,214	7,377
Unearned price differences	324	288
Personnel provisions	20,618	18,220
Miscellaneous provisions	41,576	51,033
Tax losses	55,598	62,685
Net tax value of amortizable assets	16,051	14,739
Depreciation of property, plant and equipment	(47,423)	(42,581)
Lease division and others	18,925	19,261
Mark to market of financial instruments	(15,846)	(26,821)
Itaú-Corpbanca business combination	(57,996)	(61,521)
Others	4,339	11,598
IFRS 16 leases effect	1,403
Totals assets (liabilities) for deferred taxes	208,657	178,686
Deferred income tax liabilities [member]
Disclosure of deferred income taxes [line items]
Personnel provisions		(155)
Mark to market of financial instruments		138
Others	(263)	(454)
Totals assets (liabilities) for deferred taxes	$ (263)	$ (471)